UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21066
                        ---------------------------------
                       Investment Company Act file number

                       TORREY U.S. STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/2009
                        ----------
Date of reporting period: 3/31/2009
                        -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

                  TORREY U.S. STRATEGY PARTNERS, LLC

                        Financial Statements

                           March 31, 2009

         (With Report of Independent Registered Public Accounting Firm)

                  TORREY U.S. STRATEGY PARTNERS, LLC

                        Financial Statements

                           March 31, 2009


                          Table of Contents

                                                                 Page
Report of Independent Registered Public Accounting Firm	            1
Statement of Assets and Liabilities	                            2
Schedule of Investments in Investment Funds	                    3
Statement of Operations	                                            4
Statements of Changes in Members' Equity - Net Assets	            5
Statement of Cash Flows	                                            6
Notes to Financial Statements	                                    7

            Report of Independent Registered Public Accounting Firm

The Members and Board of Managers
Torrey U.S. Strategy Partners, LLC:

We have audited the accompanying statement of assets and liabilities of Torrey U.S. Strategy Partners, LLC, a Delaware limited liability company (the Fund), including the schedule of investments in investment funds, as of March 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' equity - net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period ended March 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and investment managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Torrey U.S. Strategy Partners, LLC as of March 31, 2009, and the results of its operations and its cash flows for the year then ended, the changes in members' equity - net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period ended March 31, 2009, in conformity with U.S. generally accepted accounting principles.

As described in note 7 to the financial statements, on May 22, 2009, the Fund's Board of Managers approved the plan to liquidate the Fund and to submit such plan to the Fund's members.

/s/ KPMG LLP
Seattle, Washington
May 29, 2009

                     TORREY U.S. STRATEGY PARTNERS, LLC

                    Statement of Assets and Liabilities

                               March 31, 2009


                                   Asset

Investments in investment funds, at fair value (cost: $57,550,248) $56,397,657
Cash                                                                 3,652,765
Due from investment funds                                            3,371,136
Other assets                                                            37,835
                                                                   ___________
Total assets                                                        63,459,393
                                                                   ___________
                                                                   ___________

                                Liabilities

Member redemptions payable                                             781,292
Due to investment advisor                                              311,080
Professional and administration fees payable                           335,822
                                                                   ___________
Total liabilities                                                    1,428,194
                                                                   ___________
Net assets                                                         $62,031,199
                                                                   ___________
                                                                   ___________

                        Members' Equity - Net Assets

Represented by:
Capital subscriptions - net                                        $63,183,790
Net unrealized depreciation on investments                         (1,152,591)
                                                                   ___________
Members' equity - net assets (equivalent to $122.35
per unit based on 507,007 units outstanding)                       $62,031,199
                                                                   ___________
                                                                   ___________

See accompanying notes to financial statements.

                       TORREY U.S. STRATEGY PARTNERS, LLC

                  Schedule of Investments in Investment Funds

                              March 31, 2009

						        Percentage
   					                    of net
Investment fund (a)          Cost            Fair Value     assets    Liquidity
_________________________    __________      __________ __________   __________

Equity long/short hedged:

Bay II Resource Partners,
 L.P.                        $2,211,256      2,334,595       3.76%    Quarterly
CamCap Resources, L.P.         361,983         169,383       0.27     Quarterly
Castlerock Partners, L.P.    2,989,506       2,798,921       4.51      Annually
Coeus Capital Fund, L.P.     5,059,526       4,282,196       6.90     Quarterly
ICAP QP Absolute Return
 Fund, LP                    4,953,007       4,176,896       6.73     Quarterly
Newbrook Capital Partners,
 L.P. (b)                    4,713,882       4,273,140       6.89     Quarterly
Seligman Tech Spectrum Fund
 LLC                         6,993,354       7,355,251      11.86       Monthly
Seminole Small Cap Partners,
 L.P.                        4,505,121       6,410,733      10.33 Semi-annually
TCS Capital, L.P.            2,478,961       2,908,172       4.69      Annually
Whitney Green River Fund LP  5,985,412       4,609,187       7.43     Quarterly
Stadia Opportunity Fund, LP  3,500,000       3,204,432       5.17     Quarterly
Longhorn Onshore Inv LP
 Class A                     3,500,000       3,510,344       5.66     Quarterly
Severn River Capital
 Partners LP                 3,000,000       3,143,506       5.07     Quarterly
Emerson Capital Partners LP  3,000,000       2,922,175       4.71     Quarterly
			    ___________     __________     _______
Strategy total              53,252,008      52,098,931      83.98


Event driven equity long/short:

Jana Piranha Partners, L.P.  4,298,240       4,298,726       6.93     Quarterly
			    ___________     __________     _______
Strategy total               4,298,240       4,298,726       6.93
			    ___________     __________     _______
			    ___________     __________     _______

Total investments in
 investment funds          $57,550,248      56,397,657      90.91%
			    ___________     __________     _______
			    ___________     __________     _______


(a)	All of the fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, semi-annual, or annual basis.

(b)	Affiliated investment.

See accompanying notes to financial statements.

                       TORREY U.S. STRATEGY PARTNERS, LLC

                           Statement of Operations

                          Year ended March 31, 2009
Investment income:
  Interest income                                                       $26,615
                                                                   ____________
Total investment income                                                  26,615
                                                                   ____________

Operating expenses:
 Management fee							      1,879,814
 Insurance expense							 83,849
 Investor servicing fees						147,192
 Tax servicing fees						 	 86,247
 Professional and administrative fees:
  Administration						         95,297
  Audit 						                 42,500
  Board of Managers						         31,250
  Compliance support						         81,816
  Legal						                         57,363
  Interest						                 69,776
  Other expenses						        304,374
                                                                   ____________
    Total operating expenses			                      2,879,478
                                                                   ____________
    Net investment loss			                            (2,852,863)
                                                                   ____________

Net realized and unrealized loss from investments:
 Net realized losses from investments in investment funds	    (9,328,532)
 Change in net unrealized depreciation from investments in
   investment funds						   (12,178,526)
                                                                   ____________
    Net realized and unrealized loss from investments	           (21,507,058)
                                                                   ____________
    Decrease in members' equity - net assets derived from
      operations		                                  $(24,359,921)
                                                                   ____________
                                                                   ____________

See accompanying notes to financial statements.

                      TORREY U.S. STRATEGY PARTNERS, LLC

              Statements of Changes in Members' Equity - Net Assets

                     Years ended March 31, 2009 and 2008

                                                   2009             2008
                                                   ___________      __________
Operations:
 Net investment loss                               $(2,852,863)     (2,724,667)
 Net realized (loss) gain from investments	    (9,328,532)       7,372,245
 Change in net unrealized depreciation
   from investments in investment funds 	   (12,178,526)	   (11,880,023)
                                                   _____________    ___________

   Decrease in members' equity - net assets
     derived from operations                       (24,359,921)     (7,232,445)
                                                   _____________    ___________
Capital transactions:
 Member subscriptions				     13,517,571	     47,933,201
 Member interests repurchased		           (39,239,597)	   (21,267,215)
                                                   _____________    ___________

   (Decrease) increase in members' equity - net
     assets derived from capital transactions      (25,722,026)	     26,665,986
                                                   _____________    ___________
   Net (decrease) increase in members' equity - net
     assets                                        (50,081,947)      19,433,541

Members' equity - net assets at beginning of year   112,113,146      92,679,605
                                                   _____________    ___________
Members' equity - net assets at end of year         $62,031,199	    112,113,146
                                                   _____________    ___________
                                                   _____________    ___________


See accompanying notes to financial statements.

                        TORREY U.S. STRATEGY PARTNERS, LLC

                              Statement of Cash Flows

                             Year ended March 31, 2009

Cash flows from operating and investing activities:
  Net decrease in members' equity - net assets derived from
    operations                                                    $(24,359,921)
  Adjustments to reconcile net decrease in members' equity - net assets derived from operations to net cash provided by
    operating  & investing activities:
      Increase  in net unrealized depreciation from investments
        in investment funds			                     12,178,526
      Net realized loss on investments in investment funds	      9,328,532
      Proceeds from sales of investments in investment funds	     49,928,600
      Purchases of investments in investment funds		   (17,200,000)
      Increase in due from investment fund			    (2,471,336)
      Decrease in advanced contribution to investment fund	      3,600,000
      Decrease in due to investment advisor			      (224,175)
      Increase in professional and administrative fees payable		 98,885
      Increase in other assets					        (6,384)
                                                                   ____________
        Net cash provided by operating & investing activities	     30,872,727
                                                                   ____________

Cash flows from financing activities:
 Proceeds from member subscriptions				      8,946,771
 Payments for member interests repurchased		           (38,878,550)
 Borrowings from line of credit					     11,611,507
 Repayment of borrowed amounts					   (11,611,507)
                                                                   ____________
        Net cash used in financing activities		           (29,931,779)
                                                                   ____________
	Net increase in cash		                                940,948

Cash at beginning of year					      2,711,817
                                                                   ____________
Cash at end of year					             $3,652,765
                                                                   ____________
                                                                   ____________

Noncash financing activities:
 Prior year advance members' subscriptions credited to
  members' equity						   $(4,570,800)
 Member interests repurchased payable to members			781,292

See accompanying notes to financial statements.

                 TORREY U.S. STRATEGY PARTNERS, LLC
                   Notes to Financial Statements
                          March 31, 2009

(1)	Organization

Torrey U.S. Strategy Partners, LLC, a Delaware limited liability company (the
Fund), is registered under the Investment Company Act of 1940, and is a closed end, nondiversified, management investment company. The Fund was formed on March 25, 2002, and commenced operations on September 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement.

The investment advisor of the Fund is Torrey Associates, LLC. As of March 31, 2009, the investment advisor held an interest in the Fund of $122,350.

The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.

(2)	Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

(a)	Investments in Investment Funds

Investments in investment funds are recorded as of the trade date. These investments in investment funds are reported at fair value and are valued by the investment advisor in accordance with the Fund's limited liability company agreement and the valuation procedures (the Valuation Procedures) set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The investment advisor will value interests in investment funds at fair value, which ordinarily will be the value determined by the portfolio manager for each investment fund in accordance with the policies established by the relevant investment fund. Fair values of investments in these investment funds are generally determined by the investment advisor based on periodic financial information (including annual audited financial statements) obtained from investment funds. Realized gains and losses are recognized at the time of withdrawal from an investment fund. Partial withdrawals from an investment fund are allocated proportionately between the cost basis and realized gains and losses. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of investment fund interests occur.

The Valuation Procedures that have been approved by the Board of Managers seek to ensure that the Fund is able to reliably determine the value of its investments in investment funds. In accordance with the Fund's Valuation Procedures, in any instance in which the investment advisor has reason to believe that the current valuation of an interest in an investment fund does not represent the fair value of such interest, the investment advisor will promptly provide the Board of Mangers with its proposed valuation for that interest, on the basis of all relevant information available at the time, including independent appraisals if readily obtainable. The investment advisor will take steps to ascertain the fair value of an interest in an investment fund, by among other things, making

                 TORREY U.S. STRATEGY PARTNERS, LLC
                   Notes to Financial Statements
                          March 31, 2009

appropriate inquires of the investment funds. Prior to investing in any investment fund, the investment advisor will conduct a due diligence review of the valuation methodology used by the investment fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the investment advisor reasonably believes to be consistent with those used by the Fund for valuing its own investments. In the absence of specific transaction activity in a particular investment fund, the investment advisor will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, semi annual, or annual basis. As such, the fair value may differ from the values that will be realized at the time of redemption, and the differences could be material. Newbrook Capital Partners L.P. (Newbrook) is considered an affiliated investment. The realized and unrealized loss for the year ended March 31, 2009 for Newbrook was $286,118 and $381,695, respectively.

(b)	Subscriptions and Repurchases

Member capital subscription requests may be accepted at such times as the Board of Managers may determine, subject to the receipt of funds on or before the acceptance date set by the Board of Managers. Generally, subscriptions are recorded in the capital accounts as of the beginning of the first business day of the month following the subscription. Any cash received by the Fund prior to this date is recorded as an advance member subscription liability until reflected in the capital accounts.

The Fund may repurchase units pursuant to written tenders by members. These repurchases are made at such times as determined by the Board of Managers. Generally, the Fund repurchases units from members two times each year, in June and December On April 17, 2008, the Fund issued a tender offer to repurchase members' equity interests in the Fund in an amount up to 30% of the Fund's members' equity as of June 30, 2008. On November 3, 2008, the Fund issued a tender offer to repurchase members' equity interests in the Fund in an amount up to 30% of the Fund's members' equity as of December 31, 2008.

(c)	Income Taxes

The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns. The Fund has no unrecognized tax positions at March 31, 2009 or 2008 and there are no open tax years which are subject to examination.

(d)	Revenue and Expenses

Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

                 TORREY U.S. STRATEGY PARTNERS, LLC
                   Notes to Financial Statements
                          March 31, 2009

(e)	Profit and Loss Allocations

Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

(f)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

The assets of the investee funds may consist of readily marketable securities, which are valued at quoted market prices. However, as the Fund does not directly invest in the underlying securities of the investee funds, and due to the restrictions on the transferability and timing of withdrawals from the investee funds, the amounts realized upon liquidation could differ from such reported values.

(g)	Fair Value Measurement

Effective April 1, 2008, the Fund adopted SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands required disclosures about fair value measurements. SFAS 157 establishes a fair value hierarchy that prioritizes inputs used to measure fair value into three broad levels. The Fund's investments are measured at fair value using the following fair value hierarchy levels:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not considered to be active for identical assets or liabilities, quoted prices in active markets for similar assets or liabilities, and inputs other than quoted prices that are directly observable or can be corroborated by observable market data;

Level 3	Inputs that are both significant to the fair value measurement and unobservable, including inputs that are not derived from market data or cannot be corroborated by market data.

The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investment funds.

Investments in investment funds are reported in the Fund's statement of assets and liabilities and are measured at fair value on a recurring basis in accordance with SFAS 157. As the Fund is invested in investment funds that are not traded on a public market exchange and for which an active market does not exist, the Fund's investments are valued in accordance with that Fund's Valuation Procedures and reported at the time of the Fund's valuation by the respective manager of the investment fund. The Fund's investments are therefore classified as Level 3 investments as the valuation inputs are unobservable and based on the best information available in the circumstances. The investment advisor may adjust the respective manager's valuation when circumstances support such an adjustment.

                 TORREY U.S. STRATEGY PARTNERS, LLC
                   Notes to Financial Statements
                          March 31, 2009

The Fund has concluded that the net asset value reported by the underlying fund approximates the fair value of the respective investments. These investments are redeemable with the fund at net asset value under the original terms of the fund agreements and/or subscription agreements and operations of the underlying funds. However, it is possible that these redemption rights may be restricted or eliminated by the funds in the future in accordance with the underlying fund agreements. Due to the nature of the investments held by the funds, changes in market conditions and the economic environment may significantly impact the net asset value of the funds and, consequently, the fair value of the Fund's interests in the funds. Furthermore, changes to the liquidity provisions of the funds may significantly impact the fair value of the Fund's interest in the funds. Although a secondary market exists for these investments, it is not active and individual transactions are typically not observable. When transactions do occur in this limited secondary market, they may occur at amounts different from the reported net asset value. If the Fund were to sell these investments in the secondary market, the amount received may differ materially from the recorded fair value. The Financial Accounting Standards Board recently added a project to its agenda to provide guidance on applying fair value to investments in alternative investment funds. The guidance resulting from this project may impact the carrying amount of such investments in future periods.

As of March 31, 2009, investments in investment funds were valued based upon net asset value reported by the respective managers of the funds. Although the Fund's investments are classified as Level 3, the securities held by the underlying investments in investment funds are predominantly valued based on Level 1 inputs.

The following table summarizes the levels within the fair value hierarchy in which the fair value measurements of the Fund's investments are classified as of March 31, 2009:

                   Level 1     Level 2     Level 3      Total
                   _________   _________   __________  __________
Assets:
  Investments:    $     --          --     56,397,657  56,397,657
                   _________   _________   __________  __________
     Total        $     --          --     56,397,657  56,397,657
                   _________   _________   __________  __________
                   _________   _________   __________  __________

The changes in investments measured at fair value using significant Level 3 inputs are reflected below:

Balance as of March 31, 2008                                    $   110,633,315
 Net subscriptions/redemptions                                     (32,728,601)
 Net realized and unrealized losses                                (21,507,058)
                                                                   ____________

Balance as of March 31, 2009                                    $    56,397,656
                                                                   ____________
                                                                   ____________

The net increase in unrealized depreciation from investments in investment funds during the year ended March 31, 2009 for investments held by the Fund as of March 31, 2009 was $12,178,526.

                 TORREY U.S. STRATEGY PARTNERS, LLC
                   Notes to Financial Statements
                          March 31, 2009

(h)	Recently Issued Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position (FSP) No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly as amendment to the fair value measurement.

Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements, defines fair value as the price that would be received to sell the asset or transfer the liability in an orderly transaction between market participants at the measurement date under current market conditions. FSP FAS 157-4 provides additional guidance on determining when the volume and level of activity for the asset or liability has significantly decreased. The FSP also includes guidance on identifying circumstances when a transaction may not be considered orderly.

The effective date for this new standard is annual reporting periods ending after June 15, 2009. The Fund is currently evaluating its effect on the Fund's financial statements.

(3)	Expenses of the Fund

The Fund bears all expenses in connection with the operation of the Fund. Expenses borne by the Fund include costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub advisors, management fees, legal fees, accounting and administration fees, operational and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

The investment advisor is paid a management fee by the Fund as compensation for its services to the Fund at an annual rate of 2.00% of the Fund's net assets. The management fee is payable quarterly in arrears calculated on the basis of net asset value as of the end of such quarter. Management fees totaled $1,879,814 for the year ended March 31, 2009.

The Fund pays the placement agent and the investment advisor a quarterly investor servicing fee at an annual rate of 0.10% and 0.05%, respectively, of the Fund's net assets as of each quarter end. Investor servicing fees totaled $147,192 for the year ended March 31, 2009.

The Fund reimburses the investment advisor for certain expenses incurred on behalf of the Fund. As of March 31, 2009, the Fund had accrued $311,080 for amounts due to investment advisor for management fees, investor servicing fees, and reimbursable expenses.

At the discretion of the placement agent, investors may be charged a front end sales charge in an amount up to 3% of the gross investment of each investor in the Fund. Placement agent fees charged directly to investors were $62,930 for the year ended March 31, 2009. Member subscriptions are shown net of placement agent fees in the accompanying statements of changes in members' equity - net assets.

The Fund has an agreement with an administration firm to perform certain financial, accounting, administrative, and other services on behalf of the Fund. In consideration for these services, the Fund pays the administration firm an annual fee of between 0.06% and 0.15% based on the net assets as of the beginning of each month. Administration fees totaled $95,297 for the year ended March 31, 2009.

                 TORREY U.S. STRATEGY PARTNERS, LLC
                   Notes to Financial Statements
                          March 31, 2009

The Fund pays each independent member of the Board of Managers an annual compensation of $15,000 per year. These fees totaled $31,250 for the fiscal year ended March 31, 2009.

The Fund has an agreement with a compliance support firm to perform certain operational and compliance support services on behalf of the Fund. In consideration for theses services, the Fund pays the compliance support firm an annual fee of 0.10% of the average net assets of the Fund, subject to a minimum monthly fee. Compliance support fees totaled $81,816 for the year ended March 31 2009.

(4)	Investment Transactions

Aggregate purchases and sales of investment funds for the year ended March 31, 2009 amounted to $17,200,000 and $49,928,601, respectively.

Differences between book and tax cost basis can result from the realization for tax purposes of net investment income (loss) and net realized gains (losses) allocated to the Fund from the underlying investments in investment funds. At March 31, 2009, the cost of the investments for federal income tax purposes was $66,256,147 and the accumulated net unrealized depreciation on investments was $9,858,490 consisting of $1,589,400 gross unrealized appreciation and $11,447,890 gross unrealized depreciation.

(5)	Members' Equity Unit Transactions

Transactions in units of members' equity were as follows:

						Years ended March 31
                                                ____________________
						2009		2008
                                               ________       _________
Beginning units of member's equity		716,542	        559,372
                                               ________       _________
Member's equity subscriptions			 91,111		279,884
Member's equity repurchases		      (300,646)	      (122,714)
                                               ________       _________
Net change in units of members' equity	      (209,535)		157,170
                                               ________       _________
Ending units of members' equity			507,007		716,542
                                               ________       _________
                                               ________       _________

(6)	Line of Credit

On May 27, 2008, the Fund entered into a loan and security agreement with Brown Brothers Harriman & Co. (BBH) for a committed revolving credit facility in an aggregate principal amount not to exceed $15,000,000, which expired on May 27, 2009. The line of credit was collateralized by its investments in certain underlying hedge funds that are acceptable to BBH with a minimum collateral to debt ratio at all times of 3 to 1. The interest rate was at the option of the Fund, either a floating base rate or a fixed rate which was LIBOR plus 2.50% (the rate was 3.25% at March 31, 2009). There were no borrowings on the line of credit at March 31, 2009.

                 TORREY U.S. STRATEGY PARTNERS, LLC
                   Notes to Financial Statements
                          March 31, 2009

(7)	Subsequent Events

(a)	Tender Offer

On April 27, 2009, the Fund issued a tender offer to repurchase members' equity interests in the Fund in an amount up to 30% of the Fund's members' equity as of June 30, 2009.

(b)	Liquidation

On May 22, 2009, the Board of Managers approved the plan to liquidate the Fund and to submit such plan to the Fund's members. The Board of Managers appointed Torrey Associates, LLC as the liquidator of the Fund. Following approval by the Fund's members, upon payment or provision for all charges, taxes, expenses and liabilities of the Fund, the remaining assets will be reduced to distributable form in cash or interests or other property and be distributed in liquidating distributions as soon as practicable after the record date to the members, ratably according to the percentage of interest of a Fund held by its members on the record date. The Fund anticipates that all the members' interests will be distributed by March 31, 2010.

                 TORREY U.S. STRATEGY PARTNERS, LLC
                   Notes to Financial Statements
                          March 31, 2009

(8)	Financial Highlights


				     Years ended March 31
                                ----      ----      ----      ----     ----
				2008	  2007	    2006      2005     2004
                                ----      ----      ----      ----     ----
Per unit operation performance:
(For a unit of members' equity
  outstanding throughout the
  period):
  Net asset value, beginning
        of the period         $156.46    165.69    153.70    133.83    123.52
  Income (loss) from
      investment operations:
    Net investment loss	       (3.99)    (3.48)    (3.99)    (3.53)    (3.64)
    Net realized/unrealized
       gain on investments    (30.12)    (5.75)     15.98     23.40     13.95
                              _______    ______    ______    ______    ______
    Total from investment
               operations     (34.11)    (9.23)     11.99     19.87     10.31
                              _______    ______    ______    ______    ______
Net asset value, end of
    period	             $122.35     156.46    165.69    153.70    133.83
                              _______    ______    ______    ______    ______
                              _______    ______    ______    ______    ______
Total return		     (21.80)%    (5.57)%     7.80%    14.85%    8.35%

Supplemental data:

Net assets, end of
   period           $62,031,199 112,113,146 $92,679,605 75,633,824 52,837,332

Ratio to average net assets
              (annualized):
	Expenses	       3.07%      2.87%	    2.80%     2.77%     2.99%
	Net investment loss   (3.04)     (2.76)	   (2.69)    (2.53)    (2.89)
   Portfolio turnover rate     18.67      34.64	    14.92     31.24     28.77

Total return, expense and net investment loss ratios are calculated based on the net asset value for each limited partner class taken as a whole. The expense ratios exclude indirect fees or expenses charged against the Fund's investment fund balances by the respective managers of the investment funds. An individual member's actual results may vary from those noted above based on the timing of capital transactions.

ITEM 2.   CODE OF ETHICS.
-------------------------

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics set forth in paragraph (b) of the general instructions to this item on Form N-CSR.

     (d) The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the general instructions to this item on Form N-CSR.

     (f) The registrant will provide a copy of the code of ethics without charge, upon a written request to the registrant at 505 Park Avenue, 5th Floor, New York, NY 10022.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The registrant's board of managers has determined that the registrant does not have an audit committee financial expert serving on its audit committee. While none of the members of the audit committee meet the qualifications of an "audit committee financial expert" as set forth in this Item, the registrant believes that the members of the audit committee have the overall background and understanding to review financial and audit related matters.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) AUDIT FEES - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $40,500 for the fiscal year ending March 31, 2008 and $xx,xxxx for the fiscal year ending March 31, 2009.

(b) AUDIT RELATED FEES - The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending March 31, 2008 and $0 for the fiscal year ending March 31, 2009.

(c) TAX FEES - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for the fiscal year ending March 31, 2008 and $0 for the fiscal year ending March 31, 2009.

(d) ALL OTHER FEES - The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending March 31, 2008 and $0 for the fiscal year ending March 31, 2009.

(e)(2) The percentage of services described in each of paragraphs (b) through
    (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

    (b) 0%
    (c) 100%
    (d) N/A

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for the fiscal year ending March 31, 2008 and $0 for the fiscal year ending March 31, 2009.

(h) The registrant's Audit Committee has considered whether the provision of any non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to (c)(7)(ii) or Rule 2-01 of Regulation S-X is compatible with maintaining the independence of the registrant's principal accountant.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

Included as part of the report to members filed under Item 1.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
----------------------------------------------------------------
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------

PROXY VOTING PROCEDURES

The Board of Managers of Torrey U.S. Strategy Partners,
LLC (the "Company") understands and appreciates the importance of ensuring that the Company's proxy voting procedures are clearly described to the Company and its investors. The Board of Managers of the Company has delegated the proxy voting authority for the Company to Torrey Associates, LLC (the "Adviser") and in this regard, the Form ADV of the Adviser contains a summary of the procedures outlined below.

The Adviser will endeavor to vote any such proxies in the best interests of the Company and its investors (as applicable) and in accordance with the procedures outlined below (as applicable).

It should be specifically noted that the Company invests solely (directly or indirectly) in private investment funds. As such, it is expected that proxies received by the Adviser will deal with matters related to the operative terms and business details of such private investment funds. The Adviser is not responsible for, and these procedures are not applicable to, proxies received by the investment managers of the underlying investment funds invested in by the Company (related to issuers invested in by such underlying investment funds). To the extent that the Company accesses an underlying investment manager through a separately-managed account, it is understood that voting discretion related to issuers held in such managed account will generally be held by such underlying investment managers (unless it is specifically noted otherwise where the Adviser will adopt detailed procedures to address such managed accounts, if any).

Procedures

All proxies sent to the Company that are actually received by the Adviser (to vote on behalf of the Company) will be provided to the Chief Compliance Officer.

The Adviser will generally adhere to the following procedures (subject to limited exception in the sole discretion of the Adviser):

o	A written record of each proxy received by the Adviser (on behalf of
Company) will be kept in the Adviser's files;

o	The Chief Compliance Officer will determine whether the Company holds an interest in the security to which the proxy relates;

o	The Chief Compliance Officer will call a meeting (which may be via telephone) of the Proxy Voting Committee (currently, Jim O'Connor, James A. Torrey, Julio Zamora and Shu Nung Lee) and provide each member of the Proxy Voting Committee with:

o	a copy of the proxy;
o	details of the Company to which the proxy is relevant pursuant to the above;
o	the amount of votes controlled by the Company; and
o	the deadline that such proxies need to be completed and returned to the issuer in question.

Prior to voting any proxies, participating members of the Proxy Voting Committee will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines below. If a conflict is identified, participating members of the Proxy Voting Committee will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material or not.

If no material conflict is identified pursuant to these procedures, participating members of the Proxy Voting Committee (not less than 3 members participating, constituting a majority) will make a decision on how to vote the proxy in question. The Chief Compliance Officer will deliver the proxy in accordance with instructions related to such proxy.

Although not presently intended to be used on a regular basis, the Adviser is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified).

Conflicts of Interest

Before voting any proxy, participating members of the Proxy Voting Committee will evaluate whether there is a conflict of interest between the Adviser and the Company. This examination will include (but will not be limited to) an evaluation of whether:

o	The Adviser (or any affiliate of the Adviser) has any relationship with the portfolio fund (or the portfolio manager thereto) to which the proxy relates outside of an investment in such portfolio fund by the Company.

o	If a conflict is identified and deemed "material" by the Proxy
Voting Committee, the Adviser will determine whether voting in accordance with these guidelines is in the best interests of the affected Company (which may include utilizing an independent third party to vote such proxies).

o	With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to the Company (and, indirectly, to the Investors) and give the Company the opportunity to vote the proxies in question themselves (except as otherwise noted below).

Voting Guidelines

In the absence of specific voting guidelines mandated by a particular client, the Adviser will vote proxies in the best interests of the Company (which theoretically could result in different voting results for the same issuer/private investment fund). Although voting certain proxies may be subject to the discretion of the Adviser, the Adviser is of the view that voting proxies in accordance with the following general guidelines is in the best interests of its Company's:

The Adviser will generally vote in favor of normal corporate housekeeping proposals including, but not limited to, the following:

o	election of directors (where there are no related corporate governance issues);

o	selection or reappointment of auditors; or

o	increasing or reclassification of common stock.

The Adviser will generally vote against proposals that:

o	make it more difficult to replace members of the issuer's board of directors or board of managers;

o	introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to the Company); and

o	for proxies addressing any other issues (which may include proposals related to fees paid to the portfolio managers, redemption rights provided by a portfolio fund, investment objective modifications, etc.), the Adviser shall determine (which may be based upon the advice of external lawyers or accountants) whether a proposal is in the best interest of the Company. In doing so, the Adviser will evaluate a number of factors which may include, but are not limited to, (i) the performance of the portfolio fund in question and (ii) a comparison of the proposed changes to customary terms in the industry.

Disclosure of Procedures

A brief summary of these proxy voting procedures will be included in the Adviser's Brochure and will be updated whenever these policies and procedures are updated. The Adviser will arrange for a copy of this summary (as disclosed in the Brochure) to be provided to the Company and investors upon request. The Company and investors will also be provided with contact information as to how the Company and investors can obtain information about:
(a) the details of the Adviser's procedures (i.e., a copy of these procedures); and (b) how the Adviser has voted proxies that are relevant to the Company or investor.

Record-Keeping Requirements

The Adviser is responsible for maintaining files relating to the Adviser's proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

o	Copies of those proxy voting policies and procedures, and any amendments thereto;

o	A copy of each proxy statement that the Adviser actually receives;
provided, however, that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available;

o	A record of each vote that the Adviser casts;

o	A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

o	A copy of each written request for information on how the Adviser voted the Company's proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of the Company.


Form N-PX

The Company will be required to file Form N-PX, being a record of its proxy voting, on an annual basis for the period ended June 30 by no later than August 31 of each year. Form N-PX will disclose the following information:

* The name if the issuer of the portfolio security * The exchange ticker symbol
- if available * CUSIP - if available * Shareholder meeting date * A brief identification of the matter voted on * Whether the matter proposed by the issuer or a security holder * Whether the fund cast its vote * How the fund cast its vote * Whether the vote was cast in favor of management.

ITEM  8.  Portfolio Managers of Closed-End Management Investment Companies.
--------------------------------------------------------------------------

(a)(2)(i) James A. Torrey (the "Portfolio Manager")

(a)(2)(ii)(A)-(B) As of March 31, 2009:
James A. Torrey
Registered Investment Companies: 2
Approximately $78.8 million in total assets
Other Pooled Investment Vehicles: 15
Approximately $341.2 million in total assets

(a)(2)(iii) As of March 31, 2009:
The Portfolio Manager manages eight advisory accounts which pay a portion of the management fee out of net profits of the advisory account, which may be characterized as a fee based on account performance.

Number of accounts to which the advisory fee is based on the performance of the account: 9
Total assets of accounts to which the advisory fee is based on the performance of the account: $272,176,450

(a)(2)(iv) The Portfolio Manager manages the assets of registered investment companies, private investment funds and individual accounts (collectively, the "Clients"). The Registrant has no interest in these activities. In addition, the Portfolio Manager may invest for his own accounts in various investment opportunities, including in investment partnerships, private investment companies or other investment vehicles in which the Registrant will have no interest.

The Portfolio Manager may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Client or for the Portfolio Manager, but not for the Registrant.

Situations may arise in which the Portfolio Manager or Clients have made investments which would have been suitable for investment by the Registrant but, for various reasons, were not pursued by, or available to, the Registrant.

The investment activities of the Portfolio Manager may disadvantage the Registrant in certain situations, if among other reasons, the investment activities limit the Registrant's ability to invest in an investment vehicle.

The Portfolio Manager is engaged in substantial activities other than on behalf of the Registrant and may have conflicts of interest in allocating their time and activity between the Registrant and the Clients. The Portfolio Manager will devote so much of his time to the affairs of the Registrant as in his judgment is necessary and appropriate.

(a)(3) As of March 31, 2009, the Portfolio Manager presently receives as compensation a fixed amount drawn from the Adviser's total revenues and other resources, including the management fees earned with respect to the Registrant.

(a)(4) The Portfolio Manager does not directly own any equity securities of the Registrant as of March 31, 2009. It should be noted, however, that as of March 31, 2009 the Adviser had $122,350 invested with the Registrant and the Portfolio Manager is an equity owner of the Adviser.

(b) N/A. Filing is an annual report.

ITEM  9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------

No purchases were made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a) under the Exchange Act, of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM  10.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM  11.  CONTROLS AND PROCEDURES.
-----------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.
-------------------

The following exhibits are attached to this Form N-CSR:

     (a)(1)   Code of ethics.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.


				SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S. STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*  /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, Chief Executive Officer

Date June 8, 2009
    -------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S. STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ Raymond J. Cleary
                         -----------------------------
                          Raymond J. Cleary, Principal Financial Officer

Date June 8, 2009
    -------------


* Print the name and title of each signing officer under his or her signature.